Cover	May 28, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2025
Entity File Number	1-11869
Entity Registrant Name	FactSet Research Systems Inc.
Entity Central Index Key	0001013237
Entity Tax Identification Number	13-3362547
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45 Glover Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06850
City Area Code	203
Local Phone Number	810-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	FDS
Security Exchange Name	NYSE
NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	FDS
Security Exchange Name	NASDAQ